Note 18 - Stock Options and Nonvested Shares (Tables)	12 Months Ended
Dec. 31, 2014
Note 18 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value

At the beginning of year 2013	1,900,445	$0.27	$433,301

Granted	-	-	-
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2013	1,900,445	$0.252	$2,390,760

Granted	1,099,555	$0.82	$901,635
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2014	3,000,000	$0.82	$3,192,000

2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Years ended December 31, 2013

Weighted average risk free rate of return	1.40%
Weighted average expected option life (years)	6.14
Expected volatility rate	76.67%
Dividend yield	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012		2013		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	11,994,698	$0.96	11,144,998	$0.93	24,505,348	$0.54
Granted	-	-	14,000,000	0.25	-	-
Exercised	(20,000)	0.16	(190,250)	0.16	(1,164,300)	0.54
Forfeited	(829,700)	1.35	(449,400)	1.25	(2,014,888)	0.27
Outstanding at end of year	11,144,998	$0.93	24,505,348	$0.54	21,326,160	$0.57
Shares exercisable at end of year	10,856,838	$0.92	10,500,548	$0.93	14,070,240	$0.73

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2014	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31,2014
$0.16	1,095,000				1,095,000
$1.314	1,035,200				1,035,200
$1.316	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,286,000				2,286,000
$1.318	53,600				53,600
$1.26	413,360				413,360
$1.648	10,000				10,000
$1.426	2,099,000				2,099,000
$1.43	50,000				50,000
$0.25	12,957,000				5,701,080
	21,326,160	6.16	$0.57	$11,774,622	14,070,240	$0.73	$5,868,304

2014 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years ended December 31,2014
Weighted average risk free rate of return	1.39%	-	1.62%
Weighted average expected option life (years)	6.82	-	6.87
Expected volatility rate	77.74%	-	79.37%
Dividend yield		-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2014
	Number of options	Weighted average exercise price
Outstanding at beginning of year	-	$-
Granted	1,960,000	0.90
Exercised	-	-
Forfeited	(100,000)	0.88
Outstanding at end of year	1,860,000	$0.89
Shares exercisable at end of year	-	-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2014	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2014

$0.878	1,470,000				-
$0.92	290,000				-
$1.032	50,000				-
$1.038	50,000				-
	1,860,000	9.65	$0.89	$318,080	-	-	-